Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.50%
Aerospace & Defense–2.05%
RTX Corp.	96,368	$16,125,258
Textron, Inc.	122,707	10,367,514
		26,492,772
Air Freight & Logistics–1.15%
FedEx Corp.	63,165	14,894,939
Application Software–1.16%
Salesforce, Inc.	63,244	14,988,828
Asset Management & Custody Banks–1.10%
KKR & Co., Inc., Class A	109,573	14,239,011
Automobile Manufacturers–0.91%
General Motors Co.	192,899	11,761,052
Biotechnology–0.70%
Regeneron Pharmaceuticals, Inc.	16,049	9,023,871
Broadline Retail–2.23%
Amazon.com, Inc.(b)	131,443	28,860,940
Building Products–1.90%
Johnson Controls International PLC	223,290	24,550,735
Communications Equipment–1.20%
Cisco Systems, Inc.	226,027	15,464,767
Consumer Finance–0.71%
Capital One Financial Corp.	42,933	9,126,697
Diversified Banks–8.48%
Bank of America Corp.	912,027	47,051,473
PNC Financial Services Group, Inc. (The)	77,911	15,654,657
Wells Fargo & Co.	559,749	46,918,161
		109,624,291
Electric Utilities–3.26%
American Electric Power Co., Inc.	91,616	10,306,800
FirstEnergy Corp.	223,828	10,255,799
PPL Corp.	580,089	21,556,107
		42,118,706
Electrical Components & Equipment–2.20%
Emerson Electric Co.	125,980	16,526,056
Vertiv Holdings Co., Class A	79,310	11,964,707
		28,490,763
Electronic Components–1.26%
Coherent Corp.(b)	151,089	16,275,307
Electronic Equipment & Instruments–1.63%
Ralliant Corp.	222,089	9,711,952
Zebra Technologies Corp., Class A(b)	38,313	11,385,091
		21,097,043
Fertilizers & Agricultural Chemicals–0.63%
Corteva, Inc.	120,478	8,147,927
Shares		Value
Food Distributors–3.51%
Sysco Corp.	300,392	$24,734,277
US Foods Holding Corp.(b)	269,707	20,664,951
		45,399,228
Footwear–1.30%
NIKE, Inc., Class B	240,158	16,746,217
Health Care Equipment–1.74%
Medtronic PLC	236,571	22,531,022
Health Care Services–1.60%
CVS Health Corp.	273,498	20,619,014
Household Products–1.50%
Procter & Gamble Co. (The)	126,141	19,381,565
Industrial Gases–0.65%
Air Products and Chemicals, Inc.(c)	30,690	8,369,777
Industrial Machinery & Supplies & Components–3.03%
Fortive Corp.	275,574	13,500,370
Parker-Hannifin Corp.	33,863	25,673,234
		39,173,604
Insurance Brokers–2.03%
Willis Towers Watson PLC	76,099	26,288,400
Integrated Oil & Gas–4.93%
Chevron Corp.	117,932	18,313,660
Exxon Mobil Corp.	148,249	16,715,075
Shell PLC (United Kingdom)	481,318	17,154,651
Suncor Energy, Inc. (Canada)	275,744	11,539,363
		63,722,749
Interactive Media & Services–2.68%
Alphabet, Inc., Class A	94,790	23,043,449
Meta Platforms, Inc., Class A	15,710	11,537,110
		34,580,559
Investment Banking & Brokerage–3.31%
Charles Schwab Corp. (The)	275,763	26,327,094
Goldman Sachs Group, Inc. (The)	20,687	16,474,092
		42,801,186
IT Consulting & Other Services–0.62%
Cognizant Technology Solutions Corp., Class A	119,061	7,985,421
Life Sciences Tools & Services–1.37%
IQVIA Holdings, Inc.(b)	40,514	7,695,229
Thermo Fisher Scientific, Inc.(b)	20,601	9,991,897
		17,687,126
Managed Health Care–2.62%
Elevance Health, Inc.	30,908	9,986,993
Humana, Inc.	35,969	9,358,055
UnitedHealth Group, Inc.	42,065	14,525,044
		33,870,092
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Shares		Value
Movies & Entertainment–1.88%
Walt Disney Co. (The)	212,639	$24,347,166
Multi-Utilities–1.03%
Sempra(c)	147,962	13,313,621
Oil & Gas Exploration & Production–2.18%
ConocoPhillips	202,101	19,116,734
EQT Corp.	165,994	9,035,053
		28,151,787
Pharmaceuticals–6.02%
Bristol-Myers Squibb Co.	233,877	10,547,853
Johnson & Johnson	141,436	26,225,063
Merck & Co., Inc.	196,043	16,453,889
Pfizer, Inc.	329,099	8,385,443
Sanofi S.A.	170,397	16,135,566
		77,747,814
Property & Casualty Insurance–1.97%
Allstate Corp. (The)	43,363	9,307,868
American International Group, Inc.	205,871	16,169,108
		25,476,976
Rail Transportation–1.32%
Norfolk Southern Corp.	56,851	17,078,609
Real Estate Services–1.68%
CBRE Group, Inc., Class A(b)	137,393	21,647,641
Regional Banks–1.90%
Citizens Financial Group, Inc.	461,227	24,518,827
Restaurants–1.11%
Starbucks Corp.	169,016	14,298,754
Semiconductor Materials & Equipment–1.08%
Lam Research Corp.	103,779	13,896,008
Semiconductors–4.19%
Microchip Technology, Inc.	369,874	23,753,308
NVIDIA Corp.	78,503	14,647,090
NXP Semiconductors N.V. (Netherlands)	69,198	15,758,461
		54,158,859
Specialty Chemicals–1.42%
DuPont de Nemours, Inc.	125,382	9,767,258
PPG Industries, Inc.	81,251	8,540,292
		18,307,550
Shares		Value
Systems Software–3.41%
Microsoft Corp.	61,214	$31,705,791
Oracle Corp.	43,874	12,339,124
		44,044,915
Tobacco–2.05%
Philip Morris International, Inc.	163,299	26,487,098
Trading Companies & Distributors–1.57%
Ferguson Enterprises, Inc.	90,328	20,285,862
Transaction & Payment Processing Services–2.17%
Fidelity National Information Services, Inc.	211,090	13,919,275
Fiserv, Inc.(b)	109,357	14,099,398
		28,018,673
Wireless Telecommunication Services–1.06%
T-Mobile US, Inc.	57,267	13,708,574
Total Common Stocks & Other Equity Interests (Cost $843,539,508)		1,259,802,343
Money Market Funds–2.29%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	10,363,742	10,363,742
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	19,247,048	19,247,048
Total Money Market Funds (Cost $29,610,790)		29,610,790
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $873,150,298)		1,289,413,133
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.63%
Invesco Private Government Fund, 4.14%(d)(e)(f)	5,828,454	5,828,454
Invesco Private Prime Fund, 4.26%(d)(e)(f)	15,159,158	15,163,706
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,992,160)		20,992,160
TOTAL INVESTMENTS IN SECURITIES–101.42% (Cost $894,142,458)		1,310,405,293
OTHER ASSETS LESS LIABILITIES—(1.42)%		(18,311,986)
NET ASSETS–100.00%		$1,292,093,307
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,396,188	$109,983,747	$(107,016,193)	$-	$-	$10,363,742	$342,443
Invesco Treasury Portfolio, Institutional Class	13,738,066	204,255,530	(198,746,548)	-	-	19,247,048	631,729
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,843,875	237,614,685	(235,630,106)	-	-	5,828,454	225,588*
Invesco Private Prime Fund	10,014,865	484,415,323	(479,265,267)	-	(1,215)	15,163,706	607,602*
Total	$34,992,994	$1,036,269,285	$(1,020,658,114)	$-	$(1,215)	$50,602,950	$1,807,362

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/08/2025	Bank of New York Mellon (The)	CAD	12,015,943	USD	8,722,843	$85,929
10/08/2025	State Street Bank & Trust Co.	CAD	1,203,622	USD	870,733	5,584
10/08/2025	State Street Bank & Trust Co.	EUR	167,415	USD	196,881	255
10/08/2025	State Street Bank & Trust Co.	USD	1,484,187	EUR	1,265,242	1,819
10/08/2025	State Street Bank & Trust Co.	USD	179,769	GBP	133,792	174
Subtotal—Appreciation						93,761
Currency Risk
10/08/2025	Bank of New York Mellon (The)	EUR	10,989,988	USD	12,844,197	(63,363)
10/08/2025	Bank of New York Mellon (The)	GBP	9,867,580	USD	13,265,264	(6,121)
10/08/2025	State Street Bank & Trust Co.	CAD	210,945	USD	151,424	(200)
10/08/2025	State Street Bank & Trust Co.	EUR	185,568	USD	216,585	(1,362)
10/08/2025	State Street Bank & Trust Co.	GBP	527,381	USD	707,037	(2,263)
10/08/2025	State Street Bank & Trust Co.	USD	968,846	CAD	1,338,447	(6,787)
10/08/2025	State Street Bank & Trust Co.	USD	202,461	EUR	170,847	(1,804)
10/08/2025	State Street Bank & Trust Co.	USD	717,057	GBP	528,919	(5,688)
Subtotal—Depreciation						(87,588)
Total Forward Foreign Currency Contracts						$6,173

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,226,512,126	$33,290,217	$—	$1,259,802,343
Money Market Funds	29,610,790	20,992,160	—	50,602,950
Total Investments in Securities	1,256,122,916	54,282,377	—	1,310,405,293
Other Investments - Assets*
Forward Foreign Currency Contracts	—	93,761	—	93,761
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(87,588)	—	(87,588)
Total Other Investments	—	6,173	—	6,173
Total Investments	$1,256,122,916	$54,288,550	$—	$1,310,411,466

*	Unrealized appreciation (depreciation).
Invesco V.I. Growth and Income Fund